Income Taxes (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Net operating loss carryforward	$ 5,329
Net operating loss carryforward, expiration date	Dec. 31, 2035
Earliest Tax Year [Member]
Open Tax Year	2014